Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Payables and Accruals [Abstract]
Other payables	$ 104,848	$ 17,040
Accruals	55,861	63,931
Total payables and accrued liablities	$ 160,709	$ 80,971